Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 165,600,000	$ 487,100,000
Accounts receivable, net	855,700,000	811,400,000
Other	513,900,000	425,400,000
Total current assets	1,535,200,000	1,723,900,000
PROPERTY AND EQUIPMENT, AT COST	17,498,500,000	15,737,100,000
Less accumulated depreciation	3,187,500,000	2,591,500,000
Property and equipment, net	14,311,000,000	13,145,600,000
GOODWILL	3,274,000,000	3,274,000,000
OTHER ASSETS, NET	352,700,000	421,800,000
TOTAL ASSETS	19,472,900,000	18,565,300,000
CURRENT LIABILITIES
Accounts payable - trade	341,100,000	357,800,000
Accrued liabilities and other	658,700,000	584,400,000
Short-term debt		0
Current maturities of long-term debt	47,500,000	47,500,000
Total current liabilities	1,047,300,000	989,700,000
LONG-TERM DEBT	4,718,900,000	4,798,400,000
DEFERRED INCOME TAXES	362,100,000	351,700,000
OTHER LIABILITIES	545,700,000	573,400,000
COMMITMENTS AND CONTINGENCIES
ENSCO SHAREHOLDERS' EQUITY
Additional paid-in capital	5,467,200,000	5,398,700,000
Retained earnings	7,327,300,000	6,434,700,000
Accumulated other comprehensive income	18,200,000	20,100,000
Treasury shares, at cost, 6.0 million shares and 5.3 million shares	(45,200,000)	(31,000,000)
Total Ensco shareholders' equity	12,791,600,000	11,846,400,000
NONCONTROLLING INTERESTS	7,300,000	5,700,000
Total equity	12,798,900,000	11,852,100,000
Total liabilities and shareholders' equity	19,472,900,000	18,565,300,000
Class A Ordinary Shares, U.S. [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	24,000,000	23,800,000
Common Class B, Par Value In GBP [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	$ 100,000	$ 100,000